The table below shows the rating assessment released by the Fitch agency, for deposit transactions and financial investments in local currency (R$ - domestic rating): (Details) - BRL (R$)
R$ in Thousands
		Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Cash and cash equivalents and financial investments		R$ 3,151,314	R$ 3,807,547
Banco B V [Member]
IfrsStatementLineItems [Line Items]
Current accounts and investment funds		262,465	253,066
A A Plus Bra [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents and financial investments		1,905,810	2,662,685
A A A Bra [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents and financial investments		970,474	891,243
Others [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents and financial investments	[1]	R$ 275,030	R$ 253,619

[1]	This category includes current accounts and financial investmets in banks referring to Banco BV in the amount of R$ 262,465 (R$ 253,066 in 2020), which are not rated by Fitch.